STOCKHOLDERS’ EQUITY (Details Narrative)		1 Months Ended	12 Months Ended
	May 13, 2021 shares	May 31, 2021 USD ($) shares	Nov. 30, 2022 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	May 12, 2021 shares
Class of Stock [Line Items]
Preferred stock, shares authorized			100,000	100,000
Preferred stock, shares outstanding			19,148	10,355
Shares issued, value | $
Common stock, shares authorized	1,000,000		1,000,000	1,000,000	10,000
Common stock, shares issued			500,000	500,000
Common stock shares outstanding	500,000		500,000	500,000
Reverse stock split	250-for-1 forward stock split
Robert Mount and Lynn Barney [Member]
Class of Stock [Line Items]
Shares issued		2,000
Shares issued, value | $		$ 500
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			100,000	100,000
Preferred stock, shares outstanding			19,148	10,355
Preferred stock, voting rights			Each Series A Preferred share is entitled to one vote on matters that only the Holders are entitled to vote upon
Preferred Stock, Dividend Rate, Percentage			8.00%
Preferred stock, conversion percenatge			80
Series A Preferred Stock [Member] | Equipment [Member]
Class of Stock [Line Items]
Shares issued				1,312
Shares issued, value | $				$ 328,000
Preferred stock, sales price per chare | $ / shares				$ 250
Series A Preferred Stock [Member] | Investors [Member]
Class of Stock [Line Items]
Shares issued			4,860	9,043
Shares issued, value | $			$ 1,215,000	$ 2,260,671
Series A Preferred Stock [Member] | Founder [Member]
Class of Stock [Line Items]
Shares issued			3,933
Shares issued, value | $			$ 983,500
Preferred stock, sales price per chare | $ / shares			$ 250